Related parties	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
Related parties
Related parties:
The Company has interests in significant subsidiaries and joint ventures as follows:

Name	Country of incorporation	Principal activities	Interest %
			Dec 31 2017	Dec 31 2016
Significant subsidiaries:
Methanex Asia Pacific Limited	Hong Kong	Marketing & distribution	100%	100%
Methanex Europe NV	Belgium	Marketing & distribution	100%	100%
Methanex Methanol Company, LLC	United States	Marketing & distribution	100%	100%
Egyptian Methanex Methanol Company S.A.E. ("Methanex Egypt")	Egypt	Production	50%	50%
Methanex Chile S.A.	Chile	Production	100%	100%
Methanex New Zealand Limited	New Zealand	Production	100%	100%
Methanex Trinidad (Titan) Unlimited	Trinidad	Production	100%	100%
Methanex U.S.A. LLC	United States	Production	100%	100%
Methanex Louisiana LLC	United States	Production	100%	100%
Waterfront Shipping Company Limited[2]	Cayman Islands	Shipping	100%	100%
Significant joint ventures:
Atlas Methanol Company Unlimited[1]	Trinidad	Production	63.1%	63.1%

[1]	Summarized financial information for the group’s investment in Atlas is disclosed in note 6.

[2]	Waterfront Shipping Company Limited has a controlling interest in multiple ocean going vessels owned through less than wholly-owned entities as disclosed in note 23.

Transactions between the Company and Atlas are considered related party transactions and are included within the summarized financial information in note 6. Atlas revenue for the year ended December 31, 2017 of $459 million (2016 - $214 million) is a related party transaction as the Company has marketing rights for 100% of the methanol produced by Atlas. Balances outstanding with Atlas as at December 31, 2017 and provided in the summarized financial information in note 6 include receivables owing from Atlas to the Company of $13 million (2016 - $7 million), and payables to Atlas of $98 million (2016 - $55 million). The Company has total loans outstanding to Atlas as at December 31, 2017 of $76 million (2016 - $76 million) which are unsecured and due at maturity.
Remuneration of non-management directors and senior management, which includes the members of the executive leadership team, is as follows:

For the years ended December 31	2017	2016
Short-term employee benefits	$5,214	$5,315
Post-employment benefits	583	650
Other long-term employee benefits	43	47
Share-based compensation expense[1]	40,668	16,172
Total	$46,508	$22,184
[1]  Balance includes realized and unrealized gains (losses) from share-based compensation awards granted.